Benefit Programs - Schedule of Fair Value of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 253.0	$ 264.5	$ 241.5
U.S. Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1.3	22.2
U.S. Retirement Plan [Member] | Fixed income fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	200.6	217.8
U.S. Retirement Plan [Member] | Equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	51.1	24.5
Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	83.7	71.6	61.5
Non-U.S. Benefit Plans [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	79.4	71.6
Non-U.S. Benefit Plans [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.3	0
Level 1 [Member] | U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18.4	24.5
Level 1 [Member] | U.S. Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 [Member] | U.S. Retirement Plan [Member] | Fixed income fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 [Member] | U.S. Retirement Plan [Member] | Equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18.4	24.5
Level 1 [Member] | Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.3	0
Level 1 [Member] | Non-U.S. Benefit Plans [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 [Member] | Non-U.S. Benefit Plans [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.3	0
Level 2 [Member] | U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	234.6	240.0
Level 2 [Member] | U.S. Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1.3	22.2
Level 2 [Member] | U.S. Retirement Plan [Member] | Fixed income fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	200.6	217.8
Level 2 [Member] | U.S. Retirement Plan [Member] | Equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	32.7	0
Level 2 [Member] | Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	79.4	71.6
Level 2 [Member] | Non-U.S. Benefit Plans [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	79.4	71.6
Level 2 [Member] | Non-U.S. Benefit Plans [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 [Member] | U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 [Member] | U.S. Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 [Member] | U.S. Retirement Plan [Member] | Fixed income fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 [Member] | U.S. Retirement Plan [Member] | Equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 [Member] | Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 [Member] | Non-U.S. Benefit Plans [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 [Member] | Non-U.S. Benefit Plans [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0